U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]

Pre-Effective Amendment No.

Post-Effective Amendment No.	8

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No.	10
(Check appropriate box or boxes)

NCM CAPITAL INVESTMENT TRUST
 (Exact Name of Registrant as Specified in Charter)

2634 Durham-Chapel Hill Boulevard, Suite 206, Durham, North Carolina 27707
(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code:   (919) 294-2000

Tina H. Bloom
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
(Name and Address of Agent for Service)

With copy to:
Thomas W. Steed, III, Esq.
Kilpatrick Townsend & Stockton LLP
4208 Six Forks Road, Suite 1400
Raleigh, NC  27609

It is proposed that this filing will become effective: (check appropriate box)
[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE
This Post-Effective Amendment No. 8 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 7 filed June 28, 2012 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 ("Securities Act"), and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereto duly authorized, in the City of Durham, and State of North Carolina on this 16th day of July, 2012.

NCM CAPITAL INVESTMENT TRUST

By:	/s/ Maceo K. Sloan
Maceo K. Sloan, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Date

/s/ Maceo K. Sloan	July 16, 2012
Maceo K. Sloan, Trustee and President

/s/ Theresa M. Bridge	July 16, 2012
Theresa M. Bridge, Treasurer

*	July 16, 2012
Genevia Gee Fulbright, Trustee

*	July 16, 2012
Samuel A. Young, Trustee

		By:	/s/ Tina H. Bloom
Tina H. Bloom
Attorney-in-fact*
July 16, 2012

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase